CONTINGENT CONSIDERATION PAYABLE - Narrative (Details) - Adelia - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of contingent liabilities in business combination [line items]
Change in fair value	$ 329	$ 3,380
Accretion expense	$ 13	$ 316